BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
July 31, 2021
Security
Shares
Shares Value
Common Stocks — 96.7%
Australia — 6.8%
ASX Ltd. ................... 746 $ 42,261
Aurizon Holdings Ltd. ........... 10,029 28,461
BHP Group Ltd. ............... 1,039 40,811
BHP Group plc ............... 1,227 39,726
BlueScope Steel Ltd. ........... 2,921 51,799
Challenger Ltd. ............... 282 1,180
Cochlear Ltd. ................ 153 27,681
Commonwealth Bank of Australia ... 1,267 92,881
CSL Ltd. .................... 307 65,357
Fortescue Metals Group Ltd. ...... 1,165 21,288
Glencore plc
(a)
................ 12,455 55,937
Goodman Group .............. 5,579 92,791
Medibank Pvt Ltd. ............. 31,889 77,774
Mineral Resources Ltd. .......... 1,206 55,801
Qantas Airways Ltd.
(a)
........... 5,616 18,932
REA Group Ltd. ............... 498 59,324
Rio Tinto plc ................. 361 30,663
Scentre Group ................ 21,580 41,201
Worley Ltd. .................. 1,634 13,417
857,285
Austria — 0.3%
ANDRITZ AG ................ 112 6,166
Raiffeisen Bank International AG ... 987 23,337
Wienerberger AG .............. 150 6,132
35,635
Belgium — 0.8%
Ageas SA ................... 16 845
Anheuser-Busch InBev SA/NV ..... 1,390 87,726
Telenet Group Holding NV ........ 227 8,520
Umicore SA ................. 141 8,751
105,842
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 22,000 70,648
Wilmar International Ltd. ......... 1,400 4,484
75,132
Denmark — 3.5%
AP Moller - Maersk A/S, Class B .... 3 8,326
Coloplast A/S, Class B .......... 500 91,432
Genmab A/S
(a)
................ 33 14,915
GN Store Nord A/S ............. 490 42,940
Novo Nordisk A/S, Class B ....... 2,054 190,142
Novozymes A/S, Class B ......... 633 49,731
Orsted A/S
(b)
................. 217 32,185
ROCKWOOL International A/S, Class B 6 3,184
432,855
Finland — 2.1%
Kone OYJ, Class B ............ 776 64,274
Neste OYJ .................. 865 53,172
Nordea Bank Abp ............. 9,157 107,232
UPM- Kymmene OYJ ........... 969 39,599
264,277
France — 10.8%
Air France-KLM
(a)(c)
............. 768 3,564
Air Liquide SA ................ 337 58,607
Alstom SA
(a)
................. 198 8,212
AXA SA .................... 1,806 46,770
BNP Paribas SA .............. 1,881 114,702
Casino Guichard Perrachon SA
(a)
... 859 24,283
Cie de Saint-Gobain ............ 362 25,875
CNP Assurances .............. 2,615 44,450
Security
Shares
Shares Value
France (continued)
Credit Agricole SA ............. 1,367 $ 19,061
Dassault Systemes SE .......... 1,822 100,506
Electricite de France SA ......... 330 4,006
Engie SA ................... 1,311 17,483
Faurecia SE ................. 81 3,615
Hermes International ........... 72 110,072
Kering SA ................... 139 124,702
Klepierre SA ................. 528 12,784
Legrand SA ................. 191 21,525
L'Oreal SA .................. 342 156,463
LVMH Moet Hennessy Louis Vuitton SE 292 233,795
Orange SA .................. 1,369 15,236
Pernod Ricard SA ............. 392 86,517
Renault SA
(a)
................. 134 5,089
Rubis SCA .................. 431 17,290
Sanofi ..................... 214 22,058
Teleperformance .............. 31 13,076
TOTAL SE .................. 343 14,957
Valeo ...................... 346 10,005
Vinci SA .................... 378 40,021
1,354,724
Germany — 8.4%
adidas AG .................. 341 123,767
Allianz SE (Registered) .......... 400 99,425
Alstria office REIT-AG ........... 970 20,522
Aurubis AG .................. 72 7,292
BASF SE ................... 657 51,626
Bayer AG (Registered) .......... 300 17,874
Bayerische Motoren Werke AG .... 449 44,645
Covestro AG
(b)
................ 137 8,826
Daimler AG (Registered) ......... 612 54,615
Deutsche Boerse AG ........... 322 53,730
Deutsche Post AG (Registered) .... 1,774 120,226
E.ON SE ................... 1,638 20,137
Encavis AG .................. 718 13,140
HelloFresh SE
(a)
............... 589 55,213
Infineon Technologies AG ........ 938 35,845
Knorr- Bremse AG ............. 50 5,662
Rheinmetall AG ............... 146 14,010
SAP SE .................... 311 44,632
Siemens AG (Registered) ........ 1,024 159,778
Siemens Energy AG
(a)
........... 278 7,563
Volkswagen AG ............... 23 7,633
Zalando SE
(a)(b)
............... 791 87,890
1,054,051
Hong Kong — 3.0%
AIA Group Ltd. ............... 15,000 179,486
Hong Kong Exchanges & Clearing Ltd. 100 6,391
Kerry Properties Ltd. ........... 3,000 8,860
MTR Corp. Ltd. ............... 8,500 50,394
Sun Hung Kai Properties Ltd. ...... 1,500 21,458
Swire Properties Ltd. ........... 11,800 33,561
Techtronic Industries Co. Ltd. ...... 4,500 80,245
380,395
Ireland — 0.4%
Flutter Entertainment plc
(a)
........ 108 18,411
Kerry Group plc, Class A ......... 136 20,166
Kingspan Group plc ............ 162 17,617
56,194
Israel — 1.2%
Bank Hapoalim BM
(a)
........... 5,963 47,453
Gazit -Globe Ltd. .............. 82 610
Israel Discount Bank Ltd., Class A
(a)
. 4,496 21,061

BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Israel (continued)
Nice Ltd.
(a)
.................. 307 $ 85,433
154,557
Italy — 1.4%
Amplifon SpA ................ 620 30,618
Assicurazioni Generali SpA ....... 500 9,969
Davide Campari-Milano NV ....... 132 1,856
Enel SpA ................... 6,018 55,459
Intesa Sanpaolo SpA ........... 9,195 25,402
Pirelli & C SpA
(b)
.............. 4,116 24,856
Prysmian SpA ................ 182 6,525
Terna SpA .................. 204 1,619
Unipol Gruppo SpA ............ 3,370 17,910
174,214
Japan — 21.2%
Amada Co. Ltd. ............... 2,300 23,640
Asahi Kasei Corp. ............. 6,900 75,244
Astellas Pharma, Inc. ........... 3,300 52,560
Azbil Corp. .................. 800 31,199
Bridgestone Corp. ............. 1,600 70,488
Calbee , Inc. ................. 3,100 71,220
Canon Marketing Japan, Inc. ...... 900 20,159
Canon, Inc. .................. 2,000 46,056
Chugai Pharmaceutical Co. Ltd. .... 100 3,685
COMSYS Holdings Corp. ........ 700 19,455
Daikin Industries Ltd. ........... 500 104,416
Denso Corp. ................. 400 27,481
Disco Corp. .................. 100 28,556
East Japan Railway Co. ......... 100 6,662
Fast Retailing Co. Ltd. .......... 100 67,820
Hikari Tsushin, Inc. ............. 300 51,939
Honda Motor Co. Ltd. ........... 500 16,059
Japan Post Holdings Co. Ltd.
(a)
..... 1,600 13,582
KDDI Corp. .................. 3,400 103,984
Keyence Corp. ............... 200 111,401
Kirin Holdings Co. Ltd. .......... 3,700 67,676
Komatsu Ltd. ................ 800 20,047
Kyowa Exeo Corp. ............. 100 2,486
Mitsubishi Estate Co. Ltd. ........ 600 9,412
Mitsubishi HC Capital, Inc. ........ 5,300 28,908
Mitsubishi Materials Corp. ........ 2,200 45,900
Mitsubishi UFJ Financial Group, Inc. . 8,300 43,846
Mitsui Mining & Smelting Co. Ltd. ... 400 11,390
MS&AD Insurance Group Holdings, Inc. 2,800 86,551
NGK Spark Plug Co. Ltd. ........ 300 4,418
Nichirei Corp. ................ 800 21,888
Nidec Corp. ................. 400 44,897
Nintendo Co. Ltd. .............. 200 102,821
Nippon Paint Holdings Co. Ltd. ..... 2,300 29,358
Nitto Denko Corp. ............. 500 37,149
Nomura Holdings, Inc. .......... 16,200 81,123
Nomura Research Institute Ltd. .... 200 6,436
Obayashi Corp. ............... 2,400 19,625
Olympus Corp. ............... 100 2,058
Omron Corp. ................. 1,000 85,575
Oracle Corp. Japan ............ 200 14,940
Recruit Holdings Co. Ltd. ........ 2,000 103,661
Rengo Co. Ltd. ............... 200 1,703
Sanwa Holdings Corp. .......... 400 4,868
Sekisui House Ltd. ............. 1,200 23,767
SMC Corp. .................. 100 59,447
SoftBank Corp. ............... 2,000 26,122
SoftBank Group Corp. .......... 900 56,597
Sony Corp. .................. 400 41,787
Sumitomo Chemical Co. Ltd. ...... 15,400 80,165
Security
Shares
Shares Value
Japan (continued)
Sumitomo Mitsui Financial Group, Inc. 3,000 $ 101,127
Suntory Beverage & Food Ltd. ..... 200 7,013
Takeda Pharmaceutical Co. Ltd. .... 3,300 109,846
Terumo Corp. ................ 800 31,049
Tokyo Electron Ltd. ............ 200 82,485
Toshiba Corp. ................ 200 8,608
Toyota Motor Corp. ............ 800 71,820
Trend Micro, Inc. .............. 400 20,825
Unicharm Corp. ............... 800 32,110
Yamada Holdings Co. Ltd. ........ 1,100 5,197
Yamaha Motor Co. Ltd. .......... 600 15,024
Yamazaki Baking Co. Ltd. ........ 3,700 50,801
Yokogawa Electric Corp. ......... 800 12,307
2,658,439
Netherlands — 5.7%
Adyen NV
(a)(b)
................ 25 67,751
Akzo Nobel NV ............... 112 13,835
Argenx SE
(a)
................. 12 3,664
ASML Holding NV ............. 324 247,661
EXOR NV ................... 316 25,961
IMCD NV ................... 42 7,277
JDE Peet's NV ............... 1,952 65,716
Koninklijke Ahold Delhaize NV ..... 3,217 100,000
Koninklijke KPN NV ............ 1,392 4,568
PostNL NV .................. 5,503 29,780
Randstad NV ................ 583 42,297
Royal Dutch Shell plc, Class A ..... 3,663 73,630
Royal Dutch Shell plc, Class B ..... 861 17,012
Signify NV
(b)
................. 253 14,173
713,325
New Zealand — 1.0%
Air New Zealand Ltd.
(a)
.......... 10,518 10,996
Fisher & Paykel Healthcare Corp. Ltd. 2,905 63,944
Infratil Ltd. .................. 2,459 12,526
Meridian Energy Ltd. ........... 6,945 25,251
Xero Ltd.
(a)
.................. 62 6,433
119,150
Norway — 0.8%
DNB Bank ASA ............... 1,102 22,583
Equinor ASA ................. 4,203 81,871
Norsk Hydro ASA .............. 181 1,204
105,658
Singapore — 0.5%
Oversea-Chinese Banking Corp. Ltd. 2,400 21,713
Singapore Airlines Ltd.
(a)
......... 2,400 8,998
Singapore Telecommunications Ltd. . 13,600 22,795
United Overseas Bank Ltd. ....... 700 13,533
67,039
Spain — 1.9%
Acciona SA .................. 484 74,204
Amadeus IT Group SA
(a)
......... 19 1,246
Banco Bilbao Vizcaya Argentaria SA . 10,728 68,675
CaixaBank SA ................ 205 609
Iberdrola SA ................. 4,331 52,124
Industria de Diseno Textil SA ...... 589 19,977
Naturgy Energy Group SA ........ 202 5,213
Repsol SA .................. 1,048 11,479
Siemens Gamesa Renewable Energy
SA
(a)
.................... 166 4,629
238,156

BlackRock Advantage ESG International Equity Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
July 31, 2021
Security
Shares
Shares Value
Sweden — 3.7%
Assa Abloy AB, Class B ......... 2,957 $ 94,850
Atlas Copco AB, Class A ......... 1,311 88,787
Atlas Copco AB, Class B ......... 673 38,266
Elekta AB, Class B ............. 1,989 29,031
Evolution AB
(b)
................ 78 13,572
Intrum AB ................... 233 7,220
Investor AB, Class B ............ 4,114 101,881
L E Lundbergforetagen AB, Class B . 97 6,922
Saab AB, Class B ............. 2,334 70,820
Tele2 AB, Class B ............. 212 3,114
Telefonaktiebolaget LM Ericsson, Class
B ...................... 42 484
Telia Co. AB ................. 2,571 11,277
466,224
Switzerland — 8.7%
Adecco Group AG (Registered) .... 776 46,472
Givaudan SA (Registered) ........ 22 109,808
Kuehne + Nagel International AG
(Registered) ............... 250 84,333
Nestle SA (Registered) .......... 2,617 331,390
Novartis AG (Registered) ........ 2,128 196,794
PSP Swiss Property AG (Registered) 286 38,704
Roche Holding AG ............. 399 156,628
Sika AG (Registered) ........... 101 35,579
STMicroelectronics NV .......... 484 19,918
Straumann Holding AG (Registered) . 21 38,934
Swiss Life Holding AG (Registered) .. 4 2,063
Tecan Group AG (Registered) ..... 10 5,767
UBS Group AG (Registered) ...... 1,360 22,407
1,088,797
United Kingdom — 11.4%
3i Group plc ................. 576 10,237
Associated British Foods plc ...... 1,291 35,899
AstraZeneca plc .............. 1,509 173,399
Auto Trader Group plc
(a)(b)
........ 412 3,733
Aviva plc ................... 1,300 6,982
Barratt Developments plc ........ 948 9,265
Bellway plc .................. 184 8,401
BP plc ..................... 13,782 55,321
British Land Co. plc (The) ........ 2,861 20,256
Burberry Group plc ............. 1,399 40,128
CNH Industrial NV ............. 127 2,121
Compass Group plc
(a)
........... 1,470 31,061
Diageo plc .................. 398 19,735
Experian plc ................. 553 24,346
GlaxoSmithKline plc ............ 1,395 27,543
Greggs plc
(a)
................. 577 22,109
HomeServe plc ............... 4,440 57,704
Howden Joinery Group plc ....... 1,302 16,225
HSBC Holdings plc ............ 27,427 151,402
ITV plc
(a)
.................... 45,093 70,117
J Sainsbury plc ............... 20,933 82,431
JET2 plc
(a)
.................. 763 13,137
Johnson Matthey plc ........... 212 8,763
Just Eat Takeaway.com NV
(a)(b)
..... 152 13,498
Security
Shares
Shares Value
United Kingdom (continued)
Kingfisher plc ................ 4,590 $ 23,576
Lloyds Banking Group plc ........ 135,237 85,506
Micro Focus International plc ...... 3,914 21,808
Next plc
(a)
................... 136 14,898
Pets at Home Group plc ......... 649 4,216
Prudential plc ................ 1,405 26,384
RELX plc ................... 2,515 73,927
Rightmove plc ................ 2,366 23,079
Sage Group plc (The) ........... 780 7,603
Segro plc ................... 460 7,776
Smiths Group plc .............. 1,091 23,573
SSE plc .................... 1,029 20,631
Standard Chartered plc .......... 7,481 44,847
Unilever plc .................. 1,147 66,113
Unilever plc .................. 445 25,610
Vodafone Group plc ............ 10,203 16,406
Whitbread plc
(a)
............... 659 27,853
Wm Morrison Supermarkets plc .... 3,002 11,166
1,428,785
United States — 2.5%
Ferguson plc ................. 561 78,646
James Hardie Industries plc, CDI ... 956 32,254
Schneider Electric SE ........... 839 140,523
Sims Ltd. ................... 104 1,257
Swiss Re AG ................. 613 55,575
308,255
Total Common Stocks — 96.7%
(Cost: $10,978,408) .............................. 12,138,989
Preferred Stocks — 0.3%
Germany — 0.3%
Volkswagen AG (Preference) ...... 133 32,395
Total Preferred Stocks — 0.3%
(Cost: $36,603) ................................ 32,395
Total Long-Term Investments — 97.0%
(Cost: $11,015,011) .............................. 12,171,384
Short-Term Securities — 3.4%
(d)(e)
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 0.01% ...... 424,677 424,677
SL Liquidity Series, LLC, Money Market
Series, 0.12%
(f)
............. 3,898 3,899
Total Short-Term Securities — 3.4%
(Cost: $428,576) ................................ 428,576
Total Investments — 100.4%
(Cost: $11,443,587) .............................. 12,599,960
Liabilities in Excess of Other Assets — (0.4)% ............ (49,529)
Net Assets — 100.0% .............................. $ 12,550,431
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as
amended, were as follows:
Affiliated Issuer
Value at
04/30/21
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/21
Shares
Held at
07/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 305,672 $ 119,005 $ — $ — $ — $ 424,677 424,677 $ 7 $ —
SL Liquidity Series, LLC, Money
Market Series
(a)
.......... — 3,899 — — — 3,899 3,898 — —
$ — $ — $ 428,576 $ 7 $ —
— —
(a)
Represents net amount purchased (sold).

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE E-Mini Index .................................................... 3 09/17/21 $ 348 $ (5,532)
Glossary of Terms Used in this Report
Portfolio Abbreviations
CDI Crest Depository Interests
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia ............................................. $ — $ 857,285 $ — $ 857,285
Austria .............................................. — 35,635 — 35,635
Belgium ............................................. — 105,842 — 105,842
China ............................................... — 75,132 — 75,132
Denmark ............................................. — 432,855 — 432,855
Finland .............................................. — 264,277 — 264,277
France .............................................. — 1,354,724 — 1,354,724
Germany ............................................ — 1,054,051 — 1,054,051
Hong Kong ........................................... — 380,395 — 380,395
Ireland .............................................. 20,166 36,028 — 56,194
Israel ............................................... — 154,557 — 154,557
Italy ................................................ — 174,214 — 174,214
Japan ............................................... — 2,658,439 — 2,658,439
Netherlands ........................................... 65,716 647,609 — 713,325
New Zealand .......................................... — 119,150 — 119,150
Norway .............................................. 22,583 83,075 — 105,658
Singapore ............................................ — 67,039 — 67,039
Spain ............................................... — 238,156 — 238,156
Sweden ............................................. — 466,224 — 466,224
Switzerland ........................................... — 1,088,797 — 1,088,797
United Kingdom ........................................ 134,983 1,293,802 — 1,428,785
United States .......................................... — 308,255 — 308,255
Preferred Stocks ......................................... — 32,395 — 32,395
Short-Te rm Securities ....................................... 424,677 — — 424,677
$ 668,125 $ 11,927,936 $ — $ 12,596,061

BlackRock Advantage ESG International Equity Fund

Schedule of Investments
(unaudited) (continued)
July 31, 2021
Level 1 Level 2 Level 3 Total
Investments Valued at NAV
(a)
...................................... 3,899
$ —
$ 12,599,960
$ —
Derivative Financial Instruments
(b)
Liabilities:
Equity contracts ........................................... $ (5,532) $ — $ — $ (5,532)
(a)
Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.